Condensed financial information of registrant Prudential plc - Notes (Details) - USD ($)		1 Months Ended												12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 06, 2026	Jun. 23, 2024
Additional information
Profit (loss) for the year														$ 3,978,000,000	$ 2,285,000,000	$ 1,701,000,000
Shareholders' equity	$ 20,117,000,000	$ 20,117,000,000												$ 20,117,000,000	$ 17,492,000,000
Share repurchase program, authorized, amount																	$ 1,200,000,000
Number of shares purchased		7,030,344	5,645,846	6,632,794	6,282,320	6,105,457	7,382,557	12,643,798	8,643,151	17,449,798	8,650,128	11,016,784	14,027,963	111,510,940	99,571,505
Cash paid on repurchases and buybacks, excluding costs		$ 104,361,333	$ 79,336,077	$ 91,145,576	$ 86,067,429	$ 79,993,894	$ 92,009,220	$ 152,102,793	$ 97,762,906	$ 170,975,804	$ 85,272,071	$ 95,544,892	$ 109,413,773	$ 1,243,985,768	$ 856,000,000
Share repurchases to neutralise share scheme issuances
Additional information
Cash paid on repurchases and buybacks, excluding costs														0	48,000,000
Share repurchases to neutralise impact of scrip dividend
Additional information
Cash paid on repurchases and buybacks, excluding costs														33,000,000	23,000,000
Share buyback programme to return capital to shareholders (excluding costs)
Additional information
Share repurchase program, authorized, amount	$ 2,000,000,000	$ 2,000,000,000												$ 2,000,000,000			$ 1,200,000,000	$ 2,000,000,000
Number of shares purchased	201,400,000	2,200,000												109,300,000
Cash paid on repurchases and buybacks, excluding costs	$ 1,996,000,000	$ 33,000,000												$ 1,211,000,000	785,000,000
Accounting policy difference note (i)
Additional information
Profit (loss) for the year														(1,000,000)	11,000,000	(65,000,000)
Shareholders' equity	(1,000,000)	(1,000,000)												(1,000,000)	11,000,000
Share in the IFRS result of the Group, net of distributions to the Company note (ii)
Additional information
Profit (loss) for the year														2,661,000,000	1,488,000,000	241,000,000
Shareholders' equity	4,673,000,000	4,673,000,000												4,673,000,000	1,521,000,000
Parent Company
Additional information
Dividends received by parent company from consolidated subsidiary undertakings														2,087,000,000	710,000,000	1,277,000,000
Profit (loss) for the year														1,318,000,000	786,000,000	$ 1,525,000,000
Shareholders' equity	$ 15,445,000,000	$ 15,445,000,000												$ 15,445,000,000	$ 15,960,000,000
Parent Company | Share buyback programme to return capital to shareholders (excluding costs)
Additional information
Share repurchase program, authorized, amount																		$ 2,000,000,000
Number of shares purchased														201,400,000	92,100,000
Cash paid on repurchases and buybacks, excluding costs														$ 1,996,000,000	$ 785,000,000